Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,271,186	$ 1,601,324
Prepaid expenses	228,726	308,554
Total current assets	1,499,912	1,909,878
Investments held in Trust Account	575,358,853	575,282,641
Total Assets	576,858,765	577,192,519
Current liabilities:
Accrued expenses	451,433	105,454
Accounts payable	929,901	726,316
Due to related party	424,531	284,646
Total current liabilities	1,805,865	1,116,416
Derivative warrant liabilities	31,127,670	65,511,660
Deferred underwriting commissions	20,125,000	20,125,000
Total liabilities	53,058,535	86,753,076
Commitments and Contingencies (Note 5)
Class A ordinary shares, $0.0001 par value; 51,880,022 and 48,543,944 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	518,800,220	485,439,440
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	0	0
Additional paid-in capital	0	30,092,651
Retained earnings (accumulated deficit)	4,998,010	(25,094,982)
Total shareholders' equity	5,000,010	5,000,003
Total Liabilities and Shareholders' Equity	576,858,765	577,192,519
Ordinary Class A [Member]
Shareholders' Equity
Ordinary share, value	562	896
Ordinary Class B [Member]
Shareholders' Equity
Ordinary share, value	$ 1,438	$ 1,438